CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax		$ (282.6)	$ (158.1)	$ (520.2)
Adjustments for:
Finance income		(40.1)	(61.2)	(54.5)
Finance costs		21.4	21.6	21.8
Provision for inventory reserve		(3.0)	12.7	3.6
Loss on asset impairment		0.0	4.4	0.0
Depreciation of property, plant and equipment		9.4	10.7	10.7
Depreciation of right-of-use assets		19.5	10.7	7.8
Fair value loss of warrant liability		0.0	0.0	85.8
Fair value gains on financial assets measured at fair value change through profit or loss		0.0	0.0	(0.7)
Foreign currency exchange loss/(gain), net		168.8	(109.3)	28.2
Equity-settled share-based compensation expense		64.6	68.9	47.7
Other, net	[1]	1.3	1.5	1.6
Cash flows from (used in) operations before changes in working capital		(40.7)	(198.1)	(368.2)
(Increase)/decrease in trade receivables		(5.7)	93.8	(99.0)
Increase in prepayments, other receivables and other assets		(126.8)	(61.7)	(8.7)
Increase in collaboration inventories		(4.5)	(17.2)	(12.7)
Increase/(decrease) in trade payables	[2]	44.4	14.1	(50.2)
Increase/(decrease) in other payables and accruals	[2],[3]	36.1	43.9	(2.7)
(Decrease)/increase in contract liabilities, net		(40.0)	(49.7)	100.0
Other assets and liabilities, net	[4]	3.4	(4.8)	0.6
Income tax paid		(18.4)	(1.6)	(0.7)
Interest income received		52.0	37.3	47.3
Income tax received		0.0	0.0	1.0
Net cash used in operating activities		(100.2)	(144.0)	(393.3)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment		(28.6)	(14.1)	(20.1)
Purchase of intangible assets		0.0	0.0	(2.6)
Payment to collaborator for collaboration assets		(38.8)	(54.9)	(98.8)
Purchase of financial assets measured at fair value through profit or loss		0.0	(149.2)	0.0
Cash received from withdrawal of financial assets measured at fair value through profit or loss		0.0	149.2	185.0
Purchase of equity instruments		(5.0)	0.0	0.0
Cash receipts of investment income		0.0	2.5	8.9
Addition in time deposits		(4,537.9)	(2,563.0)	(4,863.1)
Decrease in time deposits		5,319.9	1,778.4	4,882.7
Decrease in pledged deposits		0.0	0.5	0.9
Net cash provided by (used in) investing activities		709.6	(850.6)	92.9
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares for institutional investors, net of issuance cost		0.0	0.0	234.4
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs		0.0	0.0	349.3
Proceeds from exercise of warrant by warrant holder, net of issuance cost		0.0	0.0	199.7
Proceeds from exercise of share options		3.3	9.7	11.8
Principal portion of lease payments		(3.6)	(4.0)	(3.8)
Net cash (used in) provided by financing activities		(0.3)	5.7	791.4
Effect of foreign exchange rate changes, net		6.1	(2.1)	0.7
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS		615.2	(991.0)	491.7
Cash and cash equivalents at beginning of year		286.7	1,277.7	786.0
CASH AND CASH EQUIVALENTS AT END OF YEAR		901.9	286.7	1,277.7
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances		948.6	1,127.1	1,312.8
Less: Pledged deposits		0.0	0.1	0.4
Time deposits		46.7	840.3	34.7
Cash and cash equivalents as stated in the statement of financial position		901.9	286.7	1,277.7
Cash and cash equivalents as stated in the statement of cash flows		$ 901.9	$ 286.7	$ 1,277.7

[1]	Certain prior year amounts including loss on disposal of Property, Plant and Equipment amortization of intangible assets, and deferred government grant have been grouped into the other, net line item for comparative purposes.
[2]	Certain prior year amounts have been reclassified between increase in trade payables and increase/(decrease) in other payables and accruals for comparative purposes
[3]	Certain prior year amounts including interest on lease payments have been grouped into increase/(decrease) in other payables and accruals.
[4]	Certain prior year amounts including decrease/(increase) in other non-current assets, government grant received, increase/(decrease) in other non-current liabilities, and increase in pledged deposits, net have been grouped into the other assets and liabilities, net line item for comparative purposes.